PROPERTY, PLANT, AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
PROPERTY, PLANT, AND EQUIPMENT, NET
Gross	$ 818,192		$ 715,510
Less accumulated depreciation	(39,704)		(33,517)
Property, plant, and equipment, net	778,488		681,993
Depreciation expense	6,187	4,626
Capitalized interest	493	1,321
Gas gathering system
PROPERTY, PLANT, AND EQUIPMENT, NET
Useful lives	30 years
Gross	493,034		427,449
Compressor stations and compression equipment
PROPERTY, PLANT, AND EQUIPMENT, NET
Useful lives	30 years
Gross	265,014		237,618
Construction in progress
PROPERTY, PLANT, AND EQUIPMENT, NET
Gross	55,161		45,919
Other
PROPERTY, PLANT, AND EQUIPMENT, NET
Gross	$ 4,983		$ 4,524
Other | Minimum
PROPERTY, PLANT, AND EQUIPMENT, NET
Useful lives	4 years
Other | Maximum
PROPERTY, PLANT, AND EQUIPMENT, NET
Useful lives	15 years